Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of tax expense attributable to loss
	2024	2023
	US$	US$

Tax expense attributable to loss is made up of:
- Current income tax	35,671	-
- Movements in deferred tax liabilities	(163,000)	133,000
	(127,329)	133,000

Schedule of income tax rates to profit or loss before income tax expense

The tax on profit or loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows:

	2024	2022
	US$	US$

Loss before income tax	(760,586)	(94,846,338)

Tax calculated at tax rate of 17% (2023: 17%)	(129,300)	(16,123,877)
Effects of:
- Listing expenses	-	15,821,445
- Expenses not deductible for tax purposes	198,675	467,334
- Income not subject to tax	(186,647)	(3,112)
- Temporary difference	(10,057)	(28,790)
	(127,329)	133,000